HSBC Holdings' subsidiaries, joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries

Principal subsidiaries of HSBC Holdings
	At 31 Dec 2017
	Country of incorporation or registration	HSBC’s interest %
			Share class
Europe
HSBC Bank plc	England and Wales	100	£1 Ordinary and Preferred Ordinary, $0.01 Non-cumulative third Dollar Preference Shares
HSBC France	France	99.99	€5 Actions
HSBC Assurances Vie (France)	France	99.99	287.50 EUR Ordinary shares
HSBC Private Banking Holdings (Suisse) SA	Switzerland	100	CHF1,000 Ordinary
HSBC Trinkaus & Burkhardt AG	Germany	80.67	Stückaktien no par value
Asia
Hang Seng Bank Limited	Hong Kong	62.14	HK$5 Ordinary
HSBC Bank Australia Limited	Australia	100	Ordinary no par value
HSBC Bank (China) Company Limited	PRC[4]	100	CNY1 Ordinary
HSBC Bank Malaysia Berhad	Malaysia	100	RM0.50 Ordinary
HSBC Bank (Taiwan) Limited	Taiwan	100	TWD10 Ordinary
HSBC Life (International) Limited	Bermuda	100	HK$1 Ordinary
The Hongkong and Shanghai Banking Corporation Limited	Hong Kong	100	Ordinary no par value, CIP[1] and NIP[2]
HSBC Bank (Singapore) Limited	Singapore	100	SGD100 Ordinary
Middle East and North Africa
HSBC Bank Middle East Limited	United Arab Emirates	100	$1 Ordinary and $1 CRP[3]
HSBC Bank Egypt S.A.E.	Egypt	94.54	EGP84 Ordinary
North America
HSBC Bank Canada	Canada	100	Common no par value and Preference no par value
HSBC Bank USA, N.A.	USA	100	$100 Common and $0.01 Preference
HSBC Securities (USA) Inc.	USA	100	$0.05 Common
Latin America
HSBC Mexico, S.A., Institución de Banca Múltiple, Grupo Financiero HSBC	Mexico	99.99	MXN2 Ordinary

1	Cumulative Irredeemable Preference shares.

2	Non-cumulative Irredeemable Preference shares.

3	Cumulative Redeemable Preference shares.

4	People’s Republic of China.

Subsidiaries with significant non-controlling interests
	2017	2016
Hang Seng Bank Limited
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Place of business	Hong Kong	Hong Kong
	$m	$m
Profit attributable to non-controlling interests	997	814
Accumulated non-controlling interests of the subsidiary	6,233	5,792
Dividends paid to non-controlling interests	594	811
Summarised financial information:
– total assets	186,638	175,242
– total liabilities	169,275	159,035
– net operating income before loan impairment	4,556	3,937
– profit for the year	2,632	2,148
– total comprehensive income for the year	2,895	2,044

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
ACN 087 652 113 Pty Limited	100.00		15
Almacenadora Banpacifico S.A. (in liquidation)	99.99		9, 16
Assetfinance December (F) Limited	100.00		17
Assetfinance December (H) Limited	100.00		17
Assetfinance December (M) Limited	100.00		17
Assetfinance December (P) Limited	100.00		17
Assetfinance December (R) Limited	100.00		17
Assetfinance June (A) Limited	100.00		17
Assetfinance June (D) Limited	100.00		17
Assetfinance Limited	100.00		17
Assetfinance March (B) Limited	100.00		18
Assetfinance March (D) Limited	100.00		17
Assetfinance March (F) Limited	100.00		17
Assetfinance September (F) Limited	100.00		17
Assetfinance September (G) Limited	100.00		17
B&Q Financial Services Limited	100.00		19
Banco Nominees (Guernsey) Limited	100.00		9, 20
Banco Nominees 2 (Guernsey) Limited	100.00		20
Banco Nominees Limited	100.00		21
Bank of Bermuda (Cayman) Limited	100.00		22
Beau Soleil Limited Partnership	n/a		7, 9, 23
Beijing Miyun HSBC Rural Bank Company Limited	100.00		12, 24
Beneficial Company LLC	100.00		25
Beneficial Consumer Discount Company	100.00		26
Beneficial Financial I Inc.	100.00		27
Beneficial Florida Inc.	100.00		25
Beneficial Homeowner Service Corporation	100.00		25
Beneficial Kentucky Inc.	100.00		25
Beneficial Loan & Thrift Co.	100.00		25
Beneficial Louisiana Inc.	100.00		25
Beneficial Maine Inc.	100.00		25
Beneficial Massachusetts Inc.	100.00		25
Beneficial Michigan Inc.	100.00		25
Beneficial New Hampshire Inc.	100.00		25
Beneficial Oregon Inc.	100.00		25
Beneficial Rhode Island Inc.	100.00		25
Beneficial South Dakota Inc.	100.00		25
Beneficial Tennessee Inc.	100.00		28
Beneficial West Virginia, Inc.	100.00		29
Beneficial Wyoming Inc.	100.00		30
BFC Insurance Agency of Nevada	100.00		223
Billingsgate Nominees Limited	100.00		17
Cal-Pacific Services, Inc.	100.00		27
Canada Crescent Nominees (UK) Limited	100.00		17
Canada Square Nominees (UK) Limited	100.00		17
Canada Square Property Participations Limited	100.00		17
Canada Water Nominees (UK) Limited	100.00		17
Capco/Cove, Inc.	100.00		31
Card-Flo #1, Inc.	100.00		32
Card-Flo #3, Inc.	100.00		25
Cayman International Finance Limited	100.00		33
CC&H Holdings LLC	100.00		34
CCF Charterhouse GmbH & Co Asset Leasing KG (In Liquidation)	100.00	(99.99)	35
CCF Charterhouse GmbH (in Liquidation)	100.00	(99.99)	4, 35
CCF Holding (LIBAN) S.A.L. (in liquidation)	74.99		1, 36
CCF & Partners Asset Management Limited	99.99		17
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	9, 17
Charterhouse Development Limited	100.00		17
Charterhouse Management Services Limited	100.00	(99.99)	9, 17
Charterhouse Pensions Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Chongqing Dazu HSBC Rural Bank Company Limited	(100.00)		12, 37
Chongqing Fengdu HSBC Rural Bank Company Limited	100.00		12, 38
Chongqing Rongchang HSBC Rural Bank Company Limited	100.00		12, 39
CL Residential Limited (in liquidation)	100.00		40
COIF Nominees Limited	100.00		17
Cordico Management AG	100.00		41
Corhold Limited (in liquidation)	100.00		42
Dalian Pulandian HSBC Rural Bank Company Limited	100.00		12, 43
Decision One Mortgage Company, LLC	100.00		44
Dem 5	100.00	(99.99)	4, 9, 45
Dem 9	100.00	(99.99)	4, 9, 45
Dempar 1	100.00	(99.99)	4, 9, 46
Dempar 4	100.00	(99.99)	9, 46
Desarrollo Turistico, S.A. de C.V.	99.99		9, 16
Ellenville Holdings, Inc.	100.00		31
Elysees GmbH (in Liquidation)	100.00	(99.99)	35
Elysées Immo Invest	100.00	(99.99)	4, 47
EMTT Limited (in liquidation)	100.00		17
Equator Holdings Limited (in liquidation)	100.00		17
Eton Corporate Services Limited	100.00		20
Far East Leasing SA	100.00		48
Fdm 5 SAS	100.00	(99.99)	4, 9, 45
FEPC Leasing Ltd.	100.00		49
Finanpar 2	100.00	(99.99)	4, 9, 47
Finanpar 7	100.00	(99.99)	4, 9, 47
Flandres Contentieux S.A.	100.00	(99.99)	1, 4, 9, 50
Foncière Elysées	100.00	(99.99)	4, 9, 46
Forward Trust Rail Services Limited	100.00		17
Fujian Yongan HSBC Rural Bank Company Limited	100.00		12, 51
Fulcher Enterprises Company Limited	100.00	(62.14)	52
Fundacion HSBC, A.C.	99.99		1, 9, 11, 16
Gesellschaft fur Industrielle Beteiligungen und Finanzierung mbH	100.00	(80.67)	9, 53
Gesico International SA (in liquidation)	100.00		54
Giller Ltd.	100.00		31
GPIF Co-Investment, LLC	80.00		25
GPIF-I Equity Co., Ltd.	100.00		8, 22
GPIF-I Finance Co., Ltd	100.00		8, 22
Griffin International Limited	100.00		17
Grupo Financiero HSBC, S. A. de C. V.	99.99		9, 16
Guangdong Enping HSBC Rural Bank Company Limited	100.00		12, 55
GZ Guyerzeller Corporation (in liquidation)	100.00		129
Hang Seng (Nominee) Limited	100.00	(62.14)	52
Hang Seng Bank (China) Limited	100.00	(62.14)	12, 57
Hang Seng Bank (Trustee) Limited	100.00	(62.14)	52
Hang Seng Bank Limited	62.14		52
Hang Seng Bullion Company Limited	100.00	(62.14)	52
Hang Seng Credit Limited	100.00	(62.14)	52
Hang Seng Data Services Limited	100.00	(62.14)	52
Hang Seng Finance Limited	100.00	(62.14)	52
Hang Seng Financial Information Limited	100.00	(62.14)	52
Hang Seng Futures Limited	100.00	(62.14)	52
Hang Seng Indexes Company Limited	100.00	(62.14)	52
Hang Seng Insurance Company Limited	100.00	(62.14)	52
Hang Seng Investment Management Limited	100.00	(62.14)	52
Hang Seng Investment Services Limited	100.00		52
Hang Seng Life Limited	100.00		52
Hang Seng Real Estate Management Limited	100.00		52
Hang Seng Securities Limited	100.00		52

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Hang Seng Security Management Limited	100.00		52
Haseba Investment Company Limited	100.00		52
HFC Bank Limited (in liquidation)	100.00		40
HFC Company LLC	100.00		25
High Time Investments Limited	100.00	(62.14)	52
HITG Administration GmbH	100.00		58
Honey Green Enterprises Ltd.	100.00		59
Hongkong International Trade Finance (Holdings) Limited (in liquidation)	100.00		17
Household Capital Markets LLC	100.00		25
Household Commercial Financial Services, Inc.	100.00		26
Household Finance Consumer Discount Company	100.00		25
Household Finance Corporation II	100.00		25
Household Finance Corporation III	100.00		25
Household Finance Corporation of Alabama	100.00		224
Household Finance Corporation of California	100.00		25
Household Finance Industrial Loan Company of Iowa	100.00		225
Household Finance Realty Corporation of Nevada	100.00		25
Household Finance Realty Corporation of New York	100.00		25
Household Financial Center Inc.	100.00		25
Household Industrial Finance Company	100.00		226
Household Insurance Group Holding Company	100.00		227
Household International Europe Limited (in liquidation)	100.00		3, 40
Household Pooling Corporation	100.00		60
Household Realty Corporation	100.00		25
HRMG Nominees Limited	100.00		20
HSBC (BGF) Investments Limited	100.00		17
HSBC (BVI) Limited (in liquidation)	100.00		56
HSBC (General Partner) Limited	100.00		2, 61
HSBC (Guernsey) GP PCC Limited	100.00		1, 20
HSBC (Kuala Lumpur) Nominees Sdn Bhd	100.00		62
HSBC (Malaysia) Trustee Berhad	100.00		63
HSBC (Singapore) Nominees Pte Ltd	100.00		64
HSBC Administradora de Inversiones S.A.	100.00	(99.65)	65
HSBC Agency (India) Private Limited	100.00		66
HSBC Alpha Funding (UK) Holdings LP (in liquidation)	n/a		7, 67
HSBC Alternative Investments Limited	100.00		17
HSBC Amanah Malaysia Berhad	100.00		62
HSBC Amanah Takaful (Malaysia) Berhad	49.00		56, 62
HSBC Americas Corporation (Delaware)	100.00		25
HSBC Argentina Holdings S.A.	100.00		68
HSBC Asia Holdings (UK) Limited	100.00		17
HSBC Asia Holdings B.V.	100.00		3, 17
HSBC Asia Holdings Limited	100.00		2, 69
HSBC Asia Pacific Holdings (UK) Limited	100.00		17
HSBC Asset Finance (UK) Limited	100.00		17
HSBC Asset Finance Holdings Limited	100.00		17
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		17
HSBC Asset Management (India) Private Limited	100.00	(99.99)	3, 9, 70
HSBC Assurances Vie (France)	100.00	(99.99)	4, 9, 50
HSBC Australia Holdings Pty Limited	100.00		15
HSBC Bank (Chile)	100.00	(99.99)	9, 71
HSBC Bank (China) Company Limited	100.00		12, 72
HSBC Bank (General Partner) Limited	100.00		61
HSBC Bank (Mauritius) Limited	72.95		73
HSBC Bank (RR) (Limited Liability Company)	100.00		13, 74
HSBC Bank (Singapore) Limited	100.00		64
HSBC Bank (Taiwan) Limited	100.00		75

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Bank (Uruguay) S.A.	100.00		76
HSBC Bank (Vietnam) Ltd.	100.00		77
HSBC Bank A.S.	100.00		78
HSBC Bank Argentina S.A.	100.00	(99.99)	79
HSBC Bank Armenia cjsc	70.00		80
HSBC Bank Australia Limited	100.00		15
HSBC Bank Bermuda Limited	100.00		21
HSBC Bank Canada	100.00		81
HSBC Bank Capital Funding (Sterling 1) LP	100.00		7, 61
HSBC Bank Capital Funding (Sterling 2) LP	100.00		7, 61
HSBC Bank Egypt S.A.E	94.54		82
HSBC Bank International Limited	100.00		83
HSBC Bank Malaysia Berhad	100.00		62
HSBC Bank Malta p.l.c.	70.03		84
HSBC Bank Middle East Limited	100.00		5, 85
HSBC Bank Middle East Limited, Representative Office Morocco SARL	100.00		86
HSBC Bank Nominee (Jersey) Limited	100.00		83
HSBC Bank Oman S.A.O.G.	51.00		87
HSBC Bank Pension Trust (UK) Limited	100.00		17
HSBC Bank plc	100.00		2, 17
HSBC Bank Polska S.A.	100.00		3, 88
HSBC Bank USA, National Association	100.00		3, 89
HSBC Branch Nominee (UK) Limited	100.00		17
HSBC Brasil Holding S.A.	100.00		90
HSBC Brasil S.A. Banco De Investimento	100.00		90
HSBC Broking Forex (Asia) Limited	100.00		69
HSBC Broking Futures (Asia) Limited	100.00		69
HSBC Broking Futures (Hong Kong) Limited	100.00		69
HSBC Broking Nominees (Asia) Limited	100.00		69
HSBC Broking Securities (Asia) Limited	100.00		69
HSBC Broking Securities (Hong Kong) Limited	100.00		69
HSBC Broking Services (Asia) Limited	100.00		69
HSBC Canada Holdings (UK) Limited	100.00		17
HSBC Canadian Covered Bond (Legislative) GP Inc	100.00		199
HSBC Capital (Canada) Inc.	100.00		91
HSBC Capital (USA), Inc.	100.00		25
HSBC Capital Funding (Dollar 1) L.P.	100.00		61
HSBC Capital Limited	100.00		69
HSBC Card Services Inc.	100.00		25
HSBC Casa de Bolsa, S.A. de C.V., Grupo Financiero HSBC	99.99		9, 16
HSBC Cayman Services Limited	100.00		33
HSBC City Funding Holdings	100.00		17
HSBC Client Holdings Nominee (UK) Limited	100.00		17
HSBC Client Share Offer Nominee (UK) Limited	100.00		17
HSBC Columbia Funding, LLC	100.00		25
HSBC Corporate Advisory (Malaysia) Sdn Bhd	100.00		62
HSBC Corporate Finance (Hong Kong) Limited	100.00		69
HSBC Corporate Trustee Company (UK) Limited	100.00		17
HSBC Credit Center, Inc.	100.00		25
HSBC Custody Nominees (Australia) Limited	100.00		15
HSBC Custody Services (Guernsey) Limited	100.00		20
HSBC Daisy Investments (Mauritius) Limited	100.00		92
HSBC Diversified Loan Fund General Partner Sarl	100.00		93
HSBC Electronic Data Processing (Guangdong) Limited	100.00		12, 94
HSBC Electronic Data Processing (Malaysia) Sdn Bhd	100.00		95
HSBC Electronic Data Processing (Philippines), Inc.	100.00		96
HSBC Electronic Data Processing India Private Limited	100.00		97

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Electronic Data Processing Lanka (Private) Limited	100.00		98
HSBC Electronic Data Service Delivery (Egypt) S.A.E.	100.00		99
HSBC Enterprise Investment Company (UK) Limited	100.00		17
HSBC Epargne Entreprise (France)	100.00	(99.99)	4, 9, 50
HSBC Equator (UK) Limited (in liquidation)	100.00		17
HSBC Equipment Finance (UK) Limited	100.00		17
HSBC Equities (Luxembourg) S.a r.l. (in liquidation)	100.00		1, 100
HSBC Equity (UK) Limited	100.00		17
HSBC Europe B.V.	100.00		17
HSBC European Clients Depositary Receipts Nominee (UK) Limited (in liquidation)	100.00		17
HSBC Executor & Trustee Company (UK) Limited	100.00		17
HSBC Factoring (France)	100.00	(99.99)	4, 9, 46
HSBC Finance (Brunei) Berhad	100.00		101
HSBC Finance (Netherlands)	100.00		2, 17
HSBC Finance Corporation	100.00		25
HSBC Finance Limited	100.00		17
HSBC Finance Mortgages Inc.	100.00		102
HSBC Finance Transformation (UK) Limited	100.00		2, 17
HSBC Financial Services (Lebanon) s.a.l.	99.70		103
HSBC Financial Services (Middle East) Limited (In Liquidation)	100.00		104
HSBC Financial Services (Uruguay) S.A. (in liquidation)	100.00		105
HSBC France	99.99		4, 46
HSBC Fund Services (Korea) Limited	92.95		1, 106
HSBC Funding (UK) Holdings	100.00		17
HSBC Germany Holdings GmbH	100.00		53
HSBC Gestion (Monaco) SA	99.80		107
HSBC Global Asset Management (Bermuda) Limited	100.00		21
HSBC Global Asset Management (Canada) Limited	100.00		108
HSBC Global Asset Management (Deutschland) GmbH	100.00	(80.67)	9, 53
HSBC Global Asset Management (France)	100.00	(99.99)	4, 9, 109
HSBC Global Asset Management
(Hong Kong) Limited	100.00		23
HSBC Global Asset Management (International) Limited	100.00		110
HSBC Global Asset Management
(Japan) K. K.	100.00		111
HSBC Global Asset Management (Malta) Limited	100.00	(70.02)	112
HSBC Global Asset Management (México), S.A. de C.V., Sociedad Operadora de Fondos de Inversión, Grupo Financiero HSBC	99.99		9, 16
HSBC Global Asset Management (Oesterreich) GmbH	100.00	(80.67)	6, 9, 222
HSBC Global Asset Management (Singapore) Limited	100.00		64
HSBC Global Asset Management (Switzerland) AG	100.00	(90.33)	4, 9, 113
HSBC Global Asset Management (Taiwan) Limited	100.00		114
HSBC Global Asset Management (UK) Limited	100.00		17
HSBC Global Asset Management (USA) Inc.	100.00		115
HSBC Global Asset Management Holdings (Bahamas) Limited	100.00		116
HSBC Global Asset Management Limited	100.00		17
HSBC Global Custody Nominee (UK) Limited	100.00		17
HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		17
HSBC Global Services (Hong Kong) Limited	100.00		69

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Global Services (UK) Limited	100.00		17
HSBC Global Services Limited	100.00		2, 17
HSBC Global Shared Services (India) Private Limited (in liquidation)	100.00	(99.99)	9, 66
HSBC Group Management Services Limited	100.00		17
HSBC Group Nominees UK Limited	100.00		1, 2, 17
HSBC Holdings B.V.	100.00		17
HSBC Home Equity Loan Corporation II	100.00		25
HSBC IM Pension Trust Limited	100.00		1, 17
HSBC Infrastructure Limited	100.00		17
HSBC INKA Investment-AG TGV	100.00	(80.67)	9, 14, 117
HSBC Inmobiliaria (Mexico), S.A. de C.V.	99.99		9, 16
HSBC Institutional Trust Services (Asia) Limited	100.00		69
HSBC Institutional Trust Services (Bermuda) Limited	100.00		118
HSBC Institutional Trust Services (Ireland) DAC	100.00		119
HSBC Institutional Trust Services (Mauritius) Limited	100.00		120
HSBC Institutional Trust Services (Singapore) Limited	100.00		64
HSBC Insurance (Asia) Limited	100.00		121
HSBC Insurance (Asia-Pacific) Holdings Limited	100.00		122
HSBC Insurance (Bermuda) Limited	100.00		21
HSBC Insurance (Singapore) Pte. Limited	100.00		64
HSBC Insurance Agency (USA) Inc.	100.00		123
HSBC Insurance Brokers (Philippines) Inc	100.00	(99.99)	9, 124
HSBC Insurance Brokers (Taiwan) Limited	100.00		125
HSBC Insurance Holdings Limited	100.00		2, 17
HSBC Insurance Management Services Limited (in liquidation)	100.00		126
HSBC Insurance Services (Lebanon) S.A.L. (in liquidation)	97.70		9, 127
HSBC Insurance Services Holdings Limited	100.00		17
HSBC International Finance Corporation (Delaware)	100.00		128
HSBC International Financial Services (UK) Limited (in liquidation)	100.00		17
HSBC International Holdings (Jersey) Limited	100.00		83
HSBC International Nominees Limited	100.00		1, 129
HSBC International Trade Finance Limited (in liquidation)	100.00		40
HSBC International Trustee (BVI) Limited	100.00		10, 130
HSBC International Trustee (Holdings) Pte. Limited	100.00		64
HSBC International Trustee Limited	100.00		129
HSBC Inversiones S.A.	99.99		9, 71
HSBC Inversiones y Servicios Financieros Limitada	100.00	(99.99)	9, 71
HSBC InvestDirect (India) Limited	99.99	(99.54)	131
HSBC InvestDirect Financial Services (India) Limited	100.00	(99.54)	9, 131
HSBC InvestDirect Sales & Marketing (India) Limited	99.99	(98.54)	9, 66
HSBC InvestDirect Securities (India) Private Limited	99.99	(99.61)	9, 131
HSBC Investment Bank Holdings B.V.	100.00		17
HSBC Investment Bank Holdings Limited	100.00		17
HSBC Investment Funds (Canada) Inc.	100.00		108
HSBC Investment Funds (Hong Kong) Limited	100.00		23
HSBC Investment Funds (Luxembourg) SA	100.00		100
HSBC Investments (Bahamas) Limited (in liquidation)	100.00		133
HSBC Invoice Finance (UK) Limited	100.00		134
HSBC Iris Investments (Mauritius) Ltd	100.00		92
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Issuer Services Depositary Nominee (UK) Limited	100.00		17
HSBC Land Title Agency (USA) LLC	100.00	(55.00)	135
HSBC Latin America B.V.	100.00		17
HSBC Latin America Holdings (UK) Limited	100.00		2, 17
HSBC Leasing (Asia) Limited	100.00		69
HSBC Leasing (France)	100.00	(99.99)	4, 9, 45
HSBC Life (International) Limited	100.00		118
HSBC Life (UK) Limited	100.00		17
HSBC Life Assurance (Malta) Limited	100.00	(70.02)	112
HSBC Lodge Funding (UK) Holdings	100.00		17
HSBC LU Nominees Limited	100.00		17
HSBC Management (Guernsey) Limited	100.00		20
HSBC Markets (USA) Inc.	100.00		25
HSBC Marking Name Nominee (UK) Limited	100.00		17
HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC	99.99		16
HSBC Middle East Finance Company Limited	100.00	(80.00)	136
HSBC Middle East Holdings B.V.	100.00		2, 17
HSBC Middle East Leasing Partnership	n/a		7, 9, 137
HSBC Middle East Securities L.L.C	49.00		56, 138
HSBC Mortgage Corporation (Canada)	100.00		81
HSBC Mortgage Corporation (USA)	100.00		25
HSBC Mortgage Services Inc.	100.00		25
HSBC Nominees (Asing) Sdn Bhd	100.00		62
HSBC Nominees (Hong Kong) Limited	100.00		69
HSBC Nominees (New Zealand) Limited	100.00		139
HSBC Nominees (Tempatan) Sdn Bhd	100.00		62
HSBC North America Holdings Inc.	100.00		25
HSBC Odeme Sistemleri Bilgisayar Teknolojileri Basin Yayin Ve Musteri Hizmetleri	100.00	(99.99)	140
HSBC Overseas Holdings (UK) Limited	100.00		2, 17
HSBC Overseas Investments Corporation (New York)	100.00		141
HSBC Overseas Nominee (UK) Limited	100.00		17
HSBC Participaciones (Argentina) S.A.	100.00	(99.99)	9, 68
HSBC PB Corporate Services 1 Limited	100.00		142
HSBC PB Services (Suisse) SA	100.00		143
HSBC Pension Trust (Ireland) DAC	100.00		119
HSBC Pensiones, S.A.	99.99		9, 144
HSBC PI Holdings (Mauritius) Limited	100.00		120
HSBC Portfoy Yonetimi A.S.	100.00	(99.98)	9, 145
HSBC Preferential LP (UK)	100.00		17
HSBC Private Bank (C.I.) Limited	100.00		20
HSBC Private Bank (Luxembourg) S.A.	100.00		100
HSBC Private Bank (Monaco) SA	100.00		4, 107
HSBC Private Bank (Suisse) SA	100.00		143
HSBC Private Bank (UK) Limited	100.00		17
HSBC Private Bank International	100.00		132
HSBC Private Banking Holdings (Suisse) SA	100.00		143
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		142
HSBC Private Equity Advisors LLC	100.00		25
HSBC Private Equity Investments (UK) Limited	100.00		17
HSBC Private Trustee (Hong Kong) Limited	100.00		69
HSBC Private Wealth Services (Canada) Inc.	100.00		108
HSBC Professional Services (India) Private Limited	100.00		66
HSBC Property (UK) Limited	100.00		17
HSBC Property Funds (Holding) Limited	100.00		17
HSBC Property Funds Investment Limited (in liquidation)	100.00		40
HSBC Provident Fund Trustee (Hong Kong) Limited	100.00		69
HSBC Qianhai Securities Limited	100.00	(51.00)	1, 12, 146
HSBC Rail (UK) Limited	100.00		17
HSBC Real Estate Leasing (France)	99.00		4, 9, 50
HSBC Realty Credit Corporation (USA)	100.00		25

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC REIM (France)	100.00	(99.99)	4, 9, 50
HSBC Representative Office (Nigeria) Limited	100.00		147
HSBC Retail Services Inc.	100.00		25
HSBC Retirement Benefits Trustee (UK) Limited	100.00		1, 2, 17
HSBC Savings Bank (Philippines) Inc.	99.99		148
HSBC Securities (Asia) Limited	100.00		69
HSBC Securities (B) Berhad	100.00		1, 101
HSBC Securities (Canada) Inc.	100.00		149
HSBC Securities (Egypt) S.A.E.	100.00	(94.65)	82
HSBC Securities (Japan) Limited	100.00		17
HSBC Securities (Philippines) Inc.	99.99		1, 9, 150
HSBC Securities (Singapore) Pte Limited	100.00		64
HSBC Securities (South Africa) (Pty) Limited	100.00		151
HSBC Securities (Taiwan) Corporation Limited	100.00		75
HSBC Securities (USA) Inc.	100.00		25
HSBC Securities and Capital Markets (India) Private Limited	99.99		9, 66
HSBC Securities Asia International Nominees Limited	100.00		152
HSBC Securities Asia Nominees Limited	100.00		69
HSBC Securities Brokers (Asia) Limited	100.00		69
HSBC Securities Investments (Asia) Limited	100.00		69
HSBC Securities Services (Bermuda) Limited	100.00		118
HSBC Securities Services (Guernsey) Limited	100.00		20
HSBC Securities Services (Ireland) DAC	100.00		119
HSBC Securities Services (Luxembourg) S.A.	100.00		100
HSBC Securities Services (USA) Inc.	100.00		153
HSBC Securities Services Holding Limited	100.00		129
HSBC Securities Services Holdings (Ireland) DAC	100.00		119
HSBC Seguros de Retiro (Argentina) S.A.	100.00	(99.99)	9, 68
HSBC Seguros de Vida (Argentina) S.A.	100.00	(99.99)	9, 68
HSBC Seguros, S.A de C.V., Grupo Financiero HSBC	99.99		3, 9, 144
HSBC Service Delivery (Polska) Sp. z o.o.	100.00		154
HSBC Services (France)	100.00	(99.99)	4, 9, 46
HSBC Services Japan Limited	100.00		133
HSBC Servicios Financieros, S.A. de C.V.	99.99		9, 16
HSBC Servicios, S.A. DE C.V., Grupo Financiero HSBC	99.99		9, 16
HSBC SFH (France)	100.00	(99.99)	4, 9, 50
HSBC Software Development (Canada) Inc	100.00		155
HSBC Software Development (Guangdong) Limited	100.00		12, 156
HSBC Software Development (India) Private Limited	100.00		157
HSBC Software Development (Malaysia) Sdn Bhd	100.00		95
HSBC Specialist Investments Limited	100.00		17
HSBC Stockbroker Services (Client Assets) Nominees Limited	100.00		17
HSBC Stockbrokers Nominee (UK) Limited	100.00		17
HSBC Taxpayer Financial Services Inc.	100.00		25
HSBC Technology & Services (China) Limited	100.00		12, 158
HSBC Technology & Services (USA) Inc.	100.00		25
HSBC TFS I 2005 LLC	100.00		32
HSBC Transaction Services GmbH	100.00		6, 159
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(80.67)	100
HSBC Trinkaus & Burkhardt AG	100.00	(80.67)	14, 53
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(80.67)	53
HSBC Trinkaus Europa Immobilien-Fonds Nr. 5 GmbH	100.00	(80.67)	53
HSBC Trinkaus Family Office GmbH	100.00	(80.67)	6, 53
HSBC Trinkaus Immobilien Beteiligungs KG	100.00	(80.67)	53
HSBC Trinkaus Real Estate GmbH	100.00	(80.67)	6, 53
HSBC Trust Company (Canada)	100.00		81

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HSBC Trust Company (Delaware), National Association	100.00		1, 160
HSBC Trust Company (UK) Limited	100.00		17
HSBC Trust Company AG	100.00		41
HSBC Trustee (C.I.) Limited	100.00		142
HSBC Trustee (Cayman) Limited	100.00		161
HSBC Trustee (Guernsey) Limited	100.00		20
HSBC Trustee (Hong Kong) Limited	100.00		69
HSBC Trustee (Mauritius) Limited (in liquidation)	100.00		162
HSBC Trustee (Singapore) Limited	100.00		64
HSBC UK Bank plc	100.00		17
HSBC UK Holdings Limited	100.00		2, 17
HSBC USA Inc.	100.00		141
HSBC Valores S.A.	100.00	(99.99)	9, 163
HSBC Violet Investments (Mauritius) Limited	100.00		92
HSBC Wealth Client Nominee Limited	100.00		17
HSBC Yatirim Menkul Degerler A.S.	99.99	(99.98)	9, 145
HSI Asset Securitization Corporation	100.00		25
HSI International Limited	100.00	(62.14)	52
HSIL Investments Limited	100.00		17
Hubei Macheng HSBC Rural Bank Company Limited	100.00		12, 164
Hubei Suizhou Cengdu HSBC Rural Bank Company Limited	100.00		12, 165
Hubei Tianmen HSBC Rural Bank Company Limited	100.00		12, 166
Hunan Pingjiang HSBC Rural Bank Company Limited	100.00		12, 167
Imenson Limited	100.00	(62.14)	52
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(80.67)	159
Inmobiliaria Banci, S.A. de C.V.	100.00	(98.91)	3, 16
Inmobiliaria Bisa, S.A. de C.V.	100.00	(99.99)	9, 16
Inmobiliaria Grufin, S.A. de C.V.	100.00	(99.99)	9, 16
Inmobiliaria Guatusi, S.A. de C.V.	100.00	(99.99)	3, 9, 16
IRERE Property Investments (French Offices) Sarl	100.00		168
James Capel & Co. Limited	100.00		17
James Capel (Channel Islands) Nominees Limited	100.00		110
James Capel (Nominees) Limited	100.00		17
James Capel (Second Nominees) Limited (in liquidation)	100.00		17
James Capel (Taiwan) Nominees Limited	100.00		17
John Lewis Financial Services Limited	100.00		17
Keyser Ullmann Limited	100.00	(99.99)	9, 17
Kings Meadow Nominees Limited	100.00		169
Legend Estates Limited	100.00		17
Lion Corporate Services Limited	100.00		69
Lion International Corporate Services Limited	100.00		129
Lion International Management Limited	100.00		129
Lion Management (Hong Kong) Limited	100.00		69
Lyndholme Limited	100.00		69
Marks and Spencer Financial Services plc	100.00		169
Marks and Spencer Retail Financial Services Holdings Limited	100.00		169
Marks and Spencer Savings and Investments Limited	100.00		169
Marks and Spencer Unit Trust Management Limited	100.00		169
Maxima S.A. AFJP (in liquidation)	100.00	(99.98)	68
Mercantile Company Limited	100.00		17
Mexicana de Fomento, S.A. de C.V.	99.80		16
Midcorp Limited	100.00		17
Midland Bank (Branch Nominees) Limited	100.00		17
Midland Nominees Limited	100.00		17
MIL (Cayman) Limited	100.00		33
MW Gestion SA	100.00		68

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Promocion en Bienes Raices, S.A. de C.V.	100.00	(99.19)	3, 9, 16
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		17
PT Bank HSBC Indonesia	100.00	(98.93)	170
PT HSBC Sekuritas Indonesia	100.00	(85.00)	171
R/CLIP Corp.	100.00		25
Republic Nominees Limited	100.00		20
Republic Overseas Capital Corporation	100.00		123
RLUKREF Nominees (UK) One Limited	100.00		17
RLUKREF Nominees (UK) Two Limited	100.00		17
S.A.P.C. - Ufipro Recouvrement	100.00	(99.97)	11, 45
Saf Baiyun	100.00	(99.99)	4, 9, 47
Saf Chang Jiang	100.00	(99.99)	4, 9, 47
Saf Chang Jiang Shi Liu	100.00	(99.99)	4, 9, 47
Saf Chang Jiang Shi Wu	100.00	(99.99)	1, 4, 9, 47
Saf Guangzhou	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Yi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Ba	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Er	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Jiu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Liu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Qi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang San	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Ba	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Er	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Jiu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Liu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Qi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shi Wu	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Shiyi	100.00	(99.99)	4, 9, 47
Saf Zhu Jiang Wu	100.00	(99.99)	4, 9, 47
Samada Limited	100.00		142
SAS Bosquet-Audrain	100.00	(94.90)	1, 4, 221
SAS Cyatheas Pasteur	100.00	(94.93)	1, 4, 45
SAS Orona	100.00	(94.92)	1, 4, 220
SCI HSBC Assurances Immo	100.00	(99.99)	1, 9, 11, 50
Secondary Club Deal I GP Limited	100.00		20
Secondary Club Deal II GP Limited	100.00		20
SFSS Nominees (Pty) Limited	100.00		151
Shandong Rongcheng HSBC Rural Bank Company Limited	100.00		12, 172
Sico Limited	100.00		173
SNC Dorique	100.00	(99.99)	1,9,11,174
SNC Kerouan	100.00	(99.99)	1, 9, 11, 47
SNC Les Mercuriales	100.00	(99.99)	1, 9, 11, 47
SNC Les Oliviers D'Antibes	59.99		11, 50
SNC Makala	100.00	(99.99)	1,9,11,47
SNC Nuku-Hiva Bail	100.00	(99.99)	1,9,11,47
SNCB/M6 - 2008 A	100.00	(99.99)	1, 4, 9, 47
SNCB/M6-2007 A	100.00	(99.99)	1, 4, 9, 47
SNCB/M6-2007 B	100.00	(99.99)	1, 4, 9, 47
Societe CCF Finance Moyen-Orient S.A.L.	96.64	(99.99)	4, 9, 36
Société Financière et Mobilière	100.00	(99.99)	4, 9, 46
Société Française et Suisse	100.00	(99.99)	4, 9, 47
Societe Immobiliere Atlas S.A.	100.00		143
Somers Dublin DAC	100.00		119
Somers Nominees (Far East) Limited	100.00		118
Sopingest	100.00	(99.99)	4, 9, 47
South Yorkshire Light Rail Limited	100.00		17
SPE 1 2005 Manager Inc.	100.00		32
St Cross Trustees Limited	100.00		17
Sun Hung Kai Development (Lujiazui III) Limited	100.00		12, 175
Swan National Leasing (Commercials) Limited	100.00		17
Swan National Limited	100.00		17

Subsidiaries	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
Tasfiye Halinde HSBC Internet ve Telekomunikasyon Hizmetleri Anonim Sirketi (in liquidation)	100.00	(99.99)	176
Tempus Management AG (in liquidation)	100.00		41
Thasosfin	100.00	(99.99)	4, 9, 50
The Hongkong and Shanghai Banking Corporation Limited	100.00		69
The Venture Catalysts Limited	100.00		17
Timberlink Settlement Services (USA) Inc.	100.00		25
TKM International Limited (in liquidation)	100.00		17
Tooley Street View Limited	100.00		1, 2, 17
Tower Investment Management	100.00		177
Trinkaus Australien Immobilien Fonds Nr. 1 Brisbane GmbH & Co. KG	100.00	(80.67)	53
Trinkaus Australien Immobilien-Fonds Nr. 1 Treuhand-GmbH	100.00	(80.67)	6, 53
Trinkaus Canada Immobilien-Fonds Nr. 1 Verwaltungs-GmbH	100.00	(80.67)	53
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(80.67)	53
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(80.67)	6, 53
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(80.67)	6, 53
Trinkaus Private Equity Management GmbH	100.00	(80.67)	53
Trinkaus Private Equity Verwaltungs GmbH	100.00	(80.67)	6, 53
Tropical Nominees Limited	100.00		33
Turnsonic (Nominees) Limited	100.00		17
Vadep Holding AG (in liquidation)	100.00		178
Valeurs Mobilières Elysées	100.00	(99.99)	4, 9, 179
Vintage 2016 HV GP Limited (in liquidation)	100.00		20
Vintage 2016 KKR GP Limited (in liquidation)	100.00		20
Vintage 2017 Athyrium GP Limited (in liquidation)	100.00		20
Vintage I Secondary GP Limited (in liquidation)	100.00		20
Vintage III Special Situations GP Limited (in liquidation)	100.00		20
Wardley Limited	100.00		69
Wayfoong Credit Limited	100.00		69
Wayfoong Finance Limited	100.00		69
Wayfoong Nominees Limited	100.00		69
Wayhong (Bahamas) Limited (in liquidation)	100.00		116
Westminster House, LLC	100.00		25
Woodex Limited	100.00		21
Yan Nin Development Company Limited	62.14		52

Disclosure of interests in joint arrangements

Movements in interests in associates and joint ventures
		2017	2016
	Footnote	$m	$m
At 1 Jan		20,029	19,139
Additions		60	76
Disposals		(67)	(25)
Share of results		2,375	2,354
Dividends		(740)	(751)
Exchange differences		1,144	(1,115)
Share of other comprehensive income of associates and joint ventures		(43)	54
Other movements		(14)	297
At 31 Dec	1	22,744	20,029

1	Includes goodwill of $521m (2016: $488m).
Joint Ventures
The undertakings below are Joint Ventures and equity accounted.

Joint Ventures	% of share class held by immediate parent company (or by the Group where this varies)		Footnotes
HCM Holdings Limited	50.99		40
House Network Sdn Bhd	25.00		180
HSBC Jintrust Fund Management Company Limited	49.00		12, 181
HSBC Kingdom Africa Investments (Cayman) Limited	50.00		182
HSBC Life Insurance Company Limited	50.00		183
ProServe Bermuda Limited	50.00		184
Vaultex UK Limited	50.00		186
HSBC Saudi Arabia	49.40	(69.40)	201

Disclosure of interests in associates

Principal associates of HSBC
	2017		2016
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	18,057	10,491	15,765	10,207
The Saudi British Bank	3,618	4,320	3,280	3,999

1	Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

		At 31 Dec 2017
	Footnote	Country of incorporation and principal place of business	Principal activity	HSBC’s interest %
Bank of Communications Co., Limited	1	PRC	Banking services	19.03
The Saudi British Bank		Saudi Arabia	Banking services	40.00

1	People’s Republic of China.

	At 31 Dec 2017			At 31 Dec 2016
	VIU	Carrying value	Fair value	VIU	Carrying value	Fair value
	$bn	$bn	$bn	$bn	$bn	$bn
Bank of Communications Co., Limited	18.3	18.1	10.5	16.1	15.8	10.2

Selected balance sheet information of BoCom
	At 30 Sep
	2017	2016
	$m	$m
Cash and balances at central banks	146,029	137,844
Loans and advances to banks and other financial institutions	120,403	101,436
Loans and advances to customers	662,706	566,126
Other financial assets	386,067	311,207
Other assets	58,202	48,922
Total assets	1,373,407	1,165,535
Deposits by banks and other financial institutions	366,993	297,442
Customer accounts	747,882	680,915
Other financial liabilities	123,751	69,954
Other liabilities	32,568	27,860
Total liabilities	1,271,194	1,076,171
Total equity	102,213	89,364

Selected income statement information of BoCom
	For the 12 months ended 30 Sep
	2017	2016
	$m	$m
Net interest income	19,080	20,614
Net fee and commission income	5,698	5,493
Loan impairment charges	(4,286)	(4,284)
Depreciation and amortisation	(1,342)	(1,216)
Tax expense	(2,234)	(2,800)
Profit for the year	10,288	10,151
Other comprehensive income	(624)	875
Total comprehensive income	9,664	11,026
Dividends received from BoCom	565	580

Movements in interests in associates and joint ventures
		2017	2016
	Footnote	$m	$m
At 1 Jan		20,029	19,139
Additions		60	76
Disposals		(67)	(25)
Share of results		2,375	2,354
Dividends		(740)	(751)
Exchange differences		1,144	(1,115)
Share of other comprehensive income of associates and joint ventures		(43)	54
Other movements		(14)	297
At 31 Dec	1	22,744	20,029

1	Includes goodwill of $521m (2016: $488m).
Associates
The undertakings below are associates and equity accounted.

Associates	% of share class held by immediate parent company (or by the Group where this varies)	Footnotes
Bank of Communications Co., Ltd.	19.03	56, 188
Barrowgate Limited	24.64	189
BGF Group Limited	24.38	190
Canara HSBC Oriental Bank of Commerce Life Insurance Company Limited	26.00	191
CFAC Payment Scheme Limited	33.33	192
Chemi and Cotex Industries Limited	33.99	195
Corsair IV Financial Services Capital Partners	n/a	7, 219
Electronic Payment Services Company (Hong Kong) Limited	19.33	56, 69
EPS Company (Hong Kong) Limited	40.58	69
Guangzhou GuangZheng Hang Seng Securities Advisory Co. Ltd.	33.00	217
GZHS Research Co Ltd	20.50	197
Hang Seng Qianhai Fund Management Company Limited	43.50	9, 12, 198
HSBC Mortgage LLP	n/a	7, 200
HSBC TFS II 2005 LLC	20.00	32
InfraRed NF China Real Estate Investments LP	n/a	7, 214
Jeppe Star Limited	33.99	187
MENA Infrastructure Fund (GP) Ltd	33.33	203
Northstar Trade Finance Inc.	20.88	205
Novo Star Limited	33.99	206
PEF 2005 (A) & (D) Limited Partnership	n/a	7, 216
PEF 2010 (A) Limited Partnership	n/a	7, 216
Peregrine Capital Services Ltd	33.46	218
Quantexa Limited	10.00	56, 212
Services Epargne Entreprise SAS	14.35	56, 215
The London Gold Market Fixing Limited	25.00	210
The Saudi British Bank	40.00	211
Vizolution Limited	17.95	56, 213

Footnotes for Note 37
1
Management has determined that these undertakings are excluded from consolidation in the Group accounts as these entities do not meet the definition of subsidiaries in accordance with IFRS. HSBC’s consolidation policy is described in Note 1.2(a).

2	Directly held by HSBC Holdings plc
3	Preference Shares
Description of Shares
4	Actions
5	Redeemable Preference Shares
6	GmbH Anteil
7	This undertaking is a partnership and does not have share capital
8	Liquidating Share Class
9	In the prior period the Group disclosed the immediate parent company’s interest in this undertaking
10	Non-Participating Voting Shares
11	Parts
12	Registered Capital Shares
13	Russian Limited Liability Company Shares
14	Stückaktien